INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Intangible Assets by Major Asset Class

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2012
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
Finite-lived intangible assets
Completed technology	$2,603	$2,603	$—
Capitalized software development cost	3,480	1,414	2,066
Customer relationships	6,274	4,880	1,394
Other	137	133	4

	12,494	9,030	3,464

Indefinite-lived intangible assets
Trade name and trademark	12,211	—	12,211

	$24,705	$9,030	$15,675

	December 31, 2011
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
Finite-lived intangible assets
Completed technology	$2,497	$2,140	$357
Capitalized software development cost	7,525	6,112	1,413
Customer relationships	6,017	4,011	2,006
Other	206	159	47

	16,245	12,422	3,823

Indefinite-lived intangible assets
Trade name and trademark	11,711	—	11,711

	$27,956	$12,422	$15,534

Estimated Amortization Expense of Intangibles

As of December 31, 2012, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2013	$1,389
2014	1,386
2015	689

$3,464